PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Components of Prepaid Expenses and Other Current Assets
	December 31,
	2021	2020

Prepaid expenses	$33,684	$7,605
Government institutions	14,409	10,100
Other current assets	15,301	3,904

	$63,394	$21,609